Stock Options and Other Share-Based Payments (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended
	Aug. 31, 2012 item	Dec. 31, 2012
Stock options
Number of tracking stocks resulting from the LINTA stock split	2
Number of LINTA shares for one LVNTA share	20
Liberty Incentive Plan | Stock options
Stock options
Term of awards	7 years
Vesting period	4 years
Number of equal semi-annual tranches	8
Unamortized value of unvested Eligible Options that were exercised		$ 25
Incremental compensation expense related to grant of new vested options		8
LINTA | Stock options
Stock options
Unamortized value of unvested Eligible Options that were exercised		23
Incremental compensation expense related to grant of new vested options		7
Incremental compensation expense related to grant of new unvested options		16
LVNTA | Stock options
Stock options
Unamortized value of unvested Eligible Options that were exercised		2
Incremental compensation expense related to grant of new vested options		1
Incremental compensation expense related to grant of new unvested options		$ 3